SCHEDULE OF WARRANTS ACTIVITY (Details) (Parenthetical) - shares	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Cashless warrant exercise	32,500	17,869,662
Warrant [Member]
Number of common stock shares issued	32,500	17,869,662